UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 1999

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                                           [ ] adds new
holdings entries.

Institutional Investment Manager filing this Report:

Name:    Investment Advisors International, Inc.
         1360 East 9th Street
         Cleveland, Ohio 44114

13F File Number:   28-6392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Lisa K. Levine
Title:   Associate Counsel
Phone:   216-436-3674
Signature, Place, and Date of Signing:

    Lisa K. Levine      Cleveland, Ohio     November 11, 1999

Report Type (check only one):
[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:          0
Form 13F Information Table Entry Total:
Form 13F Information Table Total Value:     $190,071,168

            Item #1             Item #2   Item #3          Item #4        Item
#5    Item #6    Item #7  Item #8
                                Title of   Cusip            Market
    Investment            Voting
           Name of Issuer        Class     Number           Value
Quantity   Discretion  Managers Authority
Common Stock
Charter One Financial Inc.               160903100         14,711,742
636,183    Sole                Sole
General Electric                         369604103          8,396,395
70,818    Sole                Sole
MCI Worldcom Inc.                        58268B106          6,960,375
96,840    Sole                Sole
Lucent Technologies                      549463107          6,838,928
105,417    Sole                Sole
Intel Corp                               458140100          6,247,122
84,065    Sole                Sole
Progressive Corp                         743315103          4,892,866
59,897    Sole                Sole
Qualcomm Incorporated                    747525103          4,710,781
24,900    Sole                Sole
Bristol-Myers Squibb                     110122108          4,384,665
64,958    Sole                Sole
BP Amoco PLC ADR                         055622104          4,074,262
36,767    Sole                Sole
International Business Machines          459200101          4,040,190
33,390    Sole                Sole
AT & T Corp.                             001957109          3,952,584
90,864    Sole                Sole
Xerox Corp                               984121103          3,749,257
89,400    Sole                Sole
Warner-Lambert                           934488107          3,431,588
51,700    Sole                Sole
Pfizer Inc                               717081103          3,324,249
92,662    Sole                Sole
Procter & Gamble                         742718109          3,320,813
35,422    Sole                Sole
Southwest Airlines                       844741108          2,853,248
187,862    Sole                Sole
Home Depot                               437076102          2,790,224
40,659    Sole                Sole
Bellsouth Corporation                    077852102          2,762,820
61,396   Sole                Sole
Johnson & Johnson                        478160104          2,640,304
28,738   Sole                Sole
GTE Corp                                 362320103          2,543,409
33,085   Sole                Sole
KeyCorp                                  493267108          2,420,227
93,760   Sole                Sole
Chevron Corp                             101137116          2,388,973
26,918    Sole                Sole
Time Warner Inc                          887315109          2,302,729
37,905    Sole                Sole
Firstar Inc.                             33763V109          2,282,163
89,060    Sole                Sole
Lincoln Electric                         533543203          2,263,894
108,450    Sole                Sole
Bank of America Corp                     060505104          2,018,077
36,239    Sole                Sole
Harley Davidson Inc.                     412822108          1,981,994
39,590    Sole                Sole
McDonalds Corp                           580135101          1,970,903
45,570    Sole                Sole
American International Group             026874107          1,933,784
22,243    Sole                Sole
Electronics for Imaging                  285661104          1,819,772
35,400    Sole                Sole
Hewlett-Packard Company                  428236103          1,759,643
19,390    Sole                Sole
CINergy                                  101137118          1,711,266
60,441    Sole                Sole
Microsoft Corporation                    594918104          1,591,645
17,575    Sole                Sole
Sony Corporation ADR                     835699307          1,553,152
10,350    Sole                Sole
Schering-Plough                          806605101          1,470,599
33,710    Sole                Sole
News Corp Ltd ADS                        652487703          1,417,634
49,850    Sole                Sole
M.A. Hanna Co                            410522106          1,384,906
121,750    Sole                Sole
AmSouth Bancorp                          032165102          1,376,373
58,724    Sole                Sole
Galileo International                    363547100          1,366,488
33,950    Sole                Sole
Diebold Inc.                             253651103          1,363,518
58,963    Sole                Sole
Fifth Third Bancorp.                     316773100          1,344,652
22,100    Sole                Sole
Bell & Howell Holdings                   077852101          1,329,940
36,250    Sole                Sole
Royal Dutch Petroleum                    780257705          1,321,121
22,368    Sole                Sole
Parker-Hannifin                          701094104          1,273,854
28,426    Sole                Sole
Lam Research Corp                        512807108          1,220,000
20,000    Sole                Sole
Abbott Labs Inc.                         002824100          1,185,756
32,320    Sole                Sole
American Express                         025816109          1,165,455
8,633    Sole                Sole
Oracle Systems                           68389x105          1,110,200
24,400    Sole                Sole
Amkor Technology                         031652100          1,096,500
68,000    Sole                Sole
Seaway Food Town                         812744100          1,069,467
38,280    Sole                Sole
AAR Corp.                                000361105          1,066,500
59,250    Sole                Sole
Axa Financial                            002451102          1,060,447
19,000    Sole                Sole
Merck & Co                               589331107          1,055,609
16,287    Sole                Sole
Gap Incorporated                         364760108            996,800
31,150    Sole                Sole
Convergys Corp                           212485106            984,706
49,700    Sole                Sole
FirstMerit Corp                          337915102            945,929
37,278    Sole                Sole
J.P. Morgan & Co., Inc.                  616880100            931,023
8,149     Sole                Sole
Action Performance                       004933107            895,178
42,500     Sole                Sole
Hertz Corporation                        428040109            818,400
18,600     Sole                Sole
Invacare                                 461203101            792,302
40,500     Sole                Sole
Rockwell International                   773903109            788,550
15,020     Sole                Sole
Ford Motor Corp                          345370100            788,423
15,690     Sole                Sole
Emerson Electric                         285661104            783,531
12,400     Sole                Sole
Safeguard Scientific Inc                 786449108            761,600
11,200     Sole                Sole
E M C Corporation                        268648102            756,575
10,600     Sole                Sole
CCC Information Services Group           101137112            747,760
56,700    Sole                Sole
Tommy Hilfiger                           G8915Z102            744,163
26,400    Sole                Sole
Motorola Incorporated                    620076109            742,280
8,435    Sole                Sole
Alliance Capital Mgmt. Corp.             018548107            732,595
26,700    Sole                Sole
Greenpoint Financial Corp.               395384100            725,170
27,300    Sole                Sole
PVF Capital Corp                         693654105            697,675
47,300    Sole                Sole
Medimmune Inc.                           584669102            697,592
7,000    Sole                Sole
Bank One Corp.                           06423A103            676,451
19,431    Sole                Sole
XL Capital Ltd.                          G98255105            650,205
14,449    Sole                Sole
Eli Lilly Co                             285661104            641,880
10,000    Sole                Sole
Fort James                               347471104            628,823
23,562    Sole                Sole
Watson Pharmaceutical                    942683103            626,542
20,500    Sole                Sole
Adobe Systems                            00724F101            622,434
5,484    Sole                Sole
Symbol Technologies Inc.                 871508107            612,782
18,224    Sole                Sole
Smithkline Beecham plc ADR               832378301            576,250
10,000    Sole                Sole
Exxon Corporation                        285661104            573,800
7,550    Sole                Sole
Conexant Systems Inc.                    101137121            545,647
7,510    Sole                Sole
Wachovia Corporation                     929771103            540,783
6,878    Sole                Sole
Martek Biosciences Corp                  572901106            515,200
89,600    Sole                Sole
Walgreen Inc.                            931422109            507,500
20,000    Sole                Sole
Dow Chemical                             253651103            499,950
4,400    Sole                Sole
AllenTelecom Inc.                        018091108            497,250
51,000    Sole                Sole
Oglebay Norton Company                   677007106            488,813
23,700    Sole                Sole
Airborne Freight Corp.                   009267107            484,449
23,000    Sole                Sole
Gilead Sciences Inc                      375558103            481,410
7,500    Sole                Sole
RPM Inc.                                 749685103            477,843
39,206    Sole                Sole
Du Pont (EI) de Nemours                  263534109            459,800
7,600    Sole                Sole
Pepsico Inc.                             713448108            443,470
14,540    Sole                Sole
Mobil Corporation                        607059102            437,255
4,340    Sole                Sole
Ameritech Corp                           030954101            433,875
6,500    Sole                Sole
Steris Corp                              859152100            420,750
30,600    Sole                Sole
Alcoa Inc.                               031817101            398,755
6,425    Sole                Sole
Enron Corp                               285661104            390,099
9,500    Sole                Sole
Harmonic Lightwaves Inc.                 413160102            387,597
2,963    Sole                Sole
SBC Communications                       78387G103            353,867
6,930    Sole                Sole
Chase Manhattan Corp                     101137115            345,218
4,580    Sole                Sole
May Department Stores                    577778103            344,339
9,450    Sole                Sole
Burlington Resources Inc.                101137111            344,237
9,367    Sole                Sole
CVS Corp.                                101137124            326,504
8,000    Sole                Sole
Citigroup                                172967101            324,500
7,375    Sole                Sole
Lehman Brothers Holdings                 524908100            321,063
5,500    Sole                Sole
Petshealth                               71676U107            303,480
1,080,000  Sole                Sole
American Home Products                   026609107            298,800
7,200    Sole                Sole
H & Q Healthcare Fund                    404052102            295,298
18,102    Sole                Sole
Disney, Walt Co.                         253651103            293,586
11,292    Sole                Sole
Amgen Inc                                031162100            285,250
3,500    Sole                Sole
First Essex Bancorp Inc                  320103104            276,728
17,500    Sole                Sole
Liberty All-Star Growth Fund             529900102            274,500
27,450    Sole                Sole
Atlantic Richfield                       048825103            273,674
3,088    Sole                Sole
Gannett Company Inc.                     364730101            262,638
3,796    Sole                Sole
Electronic Data Systems                  285661104            262,255
4,954    Sole                Sole
Glaxo Wellcome PLC ADR                   37733W105            260,000
5,000    Sole                Sole
A. Schulman Incorporated                 808194104            251,039
14,500    Sole                Sole
Spacehab Inc                             846243103            243,750
50,000    Sole                Sole
General Instrument Corp                  370120107            240,000
5,000    Sole                Sole
Allied Signal, Inc.                      019512102            239,752
4,000    Sole                Sole
Gabelli Equity Trust                     362397101            239,164
21,259    Sole                Sole
Mattel, Inc.                             577081102            236,550
12,450    Sole                Sole
Texaco Inc                               881694103            233,563
3,700    Sole                Sole
Cincinnati Financial Corp                101137117            229,840
6,124    Sole                Sole
Oak Hill Financial Inc.                  671337103            224,719
12,750    Sole                Sole
H & Q Life Sciences Fund                 404053100            224,206
15,873    Sole                Sole
Associates First Capital                 046008108            212,256
5,896    Sole                Sole
Urstadt Biddle Class A                   917286106            211,764
28,000    Sole                Sole
Peapod Inc.                              704718105            211,323
21,000    Sole                Sole
Integral Systems Inc                     45810H107            207,575
7,220    Sole                Sole
Cisco Systems                            17275R102            205,689
3,000    Sole                Sole
White Mountain Insurance Group           964126106            203,438
1,500    Sole                Sole
Coca-Cola Co.                            101137119            202,457
4,196    Sole                Sole
American Management Systems              027352103            200,245
7,805    Sole                Sole
Boykin Lodging                           101137108            185,500
14,000    Sole                Sole
Hagler Bailly                            405182104            183,563
26,700    Sole                Sole
Republic Security FinancialCorp          760758102            173,760
20,000    Sole                Sole
Brandywine Realty Trust                  101137110            162,500
10,000    Sole                Sole
United Dominion Realty TrustInc          910197102            134,256
12,000    Sole                Sole
J. Alexanders Corp                       466096104            130,525
45,400    Sole                Sole
Stride Rite Corp.                        863314100            112,000
16,000    Sole                Sole
Prison Realty Trust                      74264N105            111,660
10,387    Sole                Sole
Corrpro Companies Inc                    101137123             75,000
12,500    Sole                Sole
Lamson & Sessions Co.                    513696104             51,880
10,000    Sole                Sole
International Total Service              460499106             49,733
15,600    Sole                Sole
Top Source Technology                    890530108             18,382
14,000    Sole                Sole
Greenland Corp.                          39530P200              2,500
10,000    Sole                Sole
Twentieth Century Energy                 901200105                  0
10,000    Sole                Sole

PREFERRED STOCK
Merrill Lynch CapitalTrust7.28% Pfd      59021K20             756,954
33,000    Sole                Sole
Gabelli Equity Trust Pfd 7.25%           362397309            584,919
25,500    Sole                Sole

CONVERTIBLE PREFERRED
Jameson Inns Inc. Conv Pfd 1.70 Ser S    470457300            221,850
17,400    Sole                Sole

GRAND TOTAL                                               190,071,168
6,057,103
